THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      AUGUST 14, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
        FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON AUGUST 14, 1999.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1998

  Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Soros Fund Management LLC
Address:          888 Seventh Avenue, 33rd Floor
                  New York, NY 10106

Form 13F File Number:  28-6420

--------------------------------------------------------------------------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that
                   all required items, statements, schedules,
                   lists, and tables, are considered integral
                               parts of this form.
--------------------------------------------------------------------------------

Person Signing this Report on Behalf of Reporting Manager:

Name:             Sean C. Warren
Title:            Managing Director
Phone:            (212) 397-5552

Signature, Place, and Date of Signing:

     /S/ SEAN C. WARREN            New York, NY           August 9, 1999
     ------------------            ------------------     --------------
     Signature                     City, State            Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   0
                                                     ---------------------------

Form 13F Information Table Entry Total:              9
                                                     ---------------------------

Form 13F Information Table Value Total:              $1,925,442
                                                     ---------------------------
                                                              (thousands)


List of Other Included Managers:    NONE



                                                                                                 Investment            Voting
                                                                                                 Discretion           Authority
Issuer                         Title of  Cusip Number  Fair Market Value   Shares or       Sole  Shared  Shared-  Sole  Shared  None
------                          -------- ------------  -----------------   ----------      ----  ------- ------   ----  ------  ----
                                 Class                  (in thousands)    Principal Amount       Instr.V  Other
                                 -----                  --------------    ----------------       -------  -----

AHMANSON H F & CO                 COM    008677106     $      71,355        1,005,000       X                      X
BAY NETWORKS INC                  COM    072510100     $       6,413          200,000       X                      X
CAMCO INTL INC                    COM    132632100     $      10,513          135,000       X                      X
CHRYSLER CORP                     COM    171196108     $     155,646        2,760,900       X                      X
CIENA CORP                        COM    171779101     $      20,505          294,500       X                      X
FIRST CHICAGO NBD CORP            COM    31945A100     $       8,863          100,000       X                      X
GENERAL RE CORP                   COM    370563108     $      33,310          131,400       X                      X
MCI COMMUNICATIONS CORP           COM    552673105     $   1,520,864       26,165,400       X                      X
SOUTHERN NEW ENGLAND TELECOM      COM    843485103     $      97,975        1,495,800       X                      X
                                                       -------------
Number of data records:   9                            $   1,925,442
----------------------------
